Document And Entity Information	Apr. 17, 2024
Document Information [Line Items]
Entity, Registrant Name	Progressive Care Inc.
Document, Type	8-K
Document, Period End Date	Apr. 12, 2024
Entity, Incorporation, State or Country Code	DE
Entity, File Number	000-52684
Entity, Tax Identification Number	32-0186005
Entity, Address, Address Line One	400 Ansin Blvd., Suite A
Entity, Address, City or Town	Hallandale Beach
Entity, Address, State or Province	FL
Entity, Address, Postal Zip Code	33009
City Area Code	305
Local Phone Number	760-2053
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	true
Amendment Flag	false
Entity, Central Index Key	0001402945